Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 16 – Commitments and Contingencies

In the ordinary course of business, the Company may become a party to lawsuits involving various matters. The impact and outcome of litigation, if any, is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business. The Company believes the ultimate resolution of any such current proceeding will not have a material adverse effect on our continued financial position, results of operations or cash flows.

On October 14, 2019, Robert Holden, the Company’s former CEO, filed a Petition and Application for Temporary Restraining Order in the District Court, 152nd Judicial District of Harris County, Texas, against the Company stating that the Company is blocking Mr. Holden’s legal right to trade his shares in the open market and further attempting to stake his claim that he maintains his rights to the 3,800,000 shares he received in connection with his acceptance as CEO of the Company on or around May 31, 2018. The Company is maintaining the position that Mr. Holden does not have the right to those shares as he was in breach of his obligation to convey a digital marketing business to the Company and subsequently resigned from the Company shortly thereafter, on or around August 15, 2018 and that he procured the shares through fraud. On November 11, 2019, the Company issued a response with a Motion to Dismiss Under the Texas Citizen’s Participation Act (TCPA) citing that any declaratory judgment and breach of contract claims be dismissed unless Mr. Holden can, through “clear and specific evidence”, establish a prima facie case for each essential element of his claims. After an attempt to remand the case to federal court, the Company filed an amended notice of submission for its TCPA motion for submission on May 18, 2020, whereby Holden failed to respond to the motion in a timely manner. On May 18, 2020, the Company filed a response in support of its motion to dismiss under the TCPA, which was denied on June 3, 2020. Immediately thereafter, on June 4, 2020, the Company filed a notice of accelerated interlocutory appeal to appeal the denial of the motion to dismiss under the TCPA and the trial court’s failure to rule on the Company’s objection to the timeliness of Holden’s response. The outcome of this action, and the ultimate outcome of the lawsuit is currently unknown at this time, provided that the Company intends to vehemently defend itself against the claims made in the lawsuit.

AMIH vs. Winfred Fields

On November 11, 2019, the Company filed an Original Petition and Jury Demand in the 458th Judicial District Court of Fort Bend County, Texas against Winfred Fields, a shareholder, in the 458th Judicial District Court of Fort Bend County seeking damages related to breach of contract and fraud related charges. The Company executed an exchange agreement with Mr. Fields on or around April 12, 2019 whereby Mr. Fields was required to tender to the Company a total of 650,000 of the 750,000 shares of the Company’s common stock that Mr. Fields then owned (the “Exchanged Shares”) in exchange for a promissory note with a maturity date of April 12, 2021 payable in the amount of $42,500 (the “Fields Note”) (see also “Note 11 – Loans from Related Parties”). The Exchange Agreement required that Mr. Fields immediately return the stock certificates for the Exchanged Shares to the Company or its designated agent for immediate cancellation and for Mr. Fields to retain the remaining 100,000 shares. Mr. Fields agreed in the Exchange Agreement that these shares would not become unrestricted until such time as Mr. Fields received an opinion of counsel satisfactory to the Company that the shares were not restricted for trade under SEC regulations. After executing the Exchange Agreement, Mr. Fields—rather than return the Exchanged Shares or obtain said opinion of counsel—attempted to deposit and trade the Exchanged Shares and the restricted shares, which was a direct violation of the Exchange Agreement. The Company asserts that Mr. Fields knowingly, willingly and fraudulently attempted to deposit and trade the Exchanged Shares and is seeking damages and equitable relief. Upon several attempts to serve Mr. Fields, service was perfected on or around February 3, 2020. On March 2, 2020, Mr. Fields filed a response generally denying all claims. On May 22, 2020, the Company filed its first request for production and request for disclosure and discovery insisting that Mr. Fields produce all documentation related to the fraudulent transaction and is awaiting a response to these requested discovery items. The outcome of this action is currently unknown at this time. In November 2019, the Company recovered 650,000 shares from Mr. Fields which were cancelled in 2019.

Asher Park, LLC vs. Novopelle Tyler

On August 11, 2021, Asher Park, LLC (“Asher Park”) filed a petition against the Company and its subsidiary, Novopelle Tyler, Inc. (“Novopelle Tyler”) in the 241st Judicial District Court of Smith County, Texas seeking to recover damages in the amount of $66,651 against that commercial lease and commercial lease guaranty agreement that was signed between the parties on or around January 8, 2020 to occupy retail premises located at 1058 Asher Way, Suite 100, in Tyler, Texas. As this commercial lease was executed prior to the COVID-19 pandemic, and due to the uncertainty of the effects on retail establishments during the pandemic, Novopelle Tyler never officially took possession of the retail premise. On September 23, 2021, the Company and Novopelle Tyler filed an Original Answer and Affirmative Defense denying the allegations made by Asher Park.

On January 26, 2022, Novopelle Tyler and the Company entered into a Settlement Agreement & Mutual Release with Asher Park whereby Novopelle Tyler and the Company agreed to pay Asher Park a total of $35,000 in full and final settlement of all of the Asher Park’s claims. Accordingly, Asher Park, in consideration for the execution of the Settlement Agreement agreed to dismiss the lawsuit against both Novopelle Tyler and the Company.

Stanley Tate d/b/a Triangle Cabinets vs. Capitol City Solutions USA, Inc.

On September 10, 2021, Stanley Tate d/b/a Triangle Cabinets (“Tate”), a materials supplier and subcontractor that was hired by the Company’s subsidiary, Capitol City Solutions USA, Inc. (CCS), filed a petition against the Company, CCS, and CCS’s construction client, PC Gateway, LLC (“PC Gateway”) in the 136th Judicial District Court of Jefferson County, Texas seeking payment in the amount of $77,681 for services Tate claimed to provide CCS and PC Gateway. The Company and CCS were not officially served until on or around October 21, 2021. On October 25, 2021, the Company and CCS filed an Original Answer denying the allegations made by Tate as Tate had failed to provide the services in which they were hired to perform and demanding strict proof by a preponderance of credible evidence.

On December 29, 2021, Tate dismissed all claims against both the Company and CCS.

Capitol City Solutions USA, Inc. vs. Peak Living, LLC and PC Gateway, LLC

On November 1, 2021, the Company’s subsidiary, Capitol City Solutions USA, Inc. (CCS), filed a petition against PC Gateway and Peak Living, LLC (“Peak Living”) in the 58th Judicial District Court of Jefferson County Texas demanding the payment of the final invoice as delivered to Peak Living in the amount of $2,069,908 representing the balance as owed to CCS for substantial supplemental charges (including but not limited to dehumidifiers, various material cost and labor increases, code compliance costs, and additional profit and overhead). Throughout the term of a project completed by CCS for Peak Living, Peak Living instructed CCS to perform additional work beyond the original scope of the contracted agreement and fully understood that CCS expected to be compensated at the fair market value for the additional labor and materials. In addition to seeking actual and statutory damages, CCS is seeking to recover attorney’s fees, prejudgment and post judgement interest, costs of court and has further placed a constitutional lien on the PC Gateway property, known as Gateway Village, located at 2825 12th Street, Beaumont, Texas, 77705 and which is the subject of the lawsuit. CCS is currently reviewing and evaluating all of the discovery items received from Peak in connection with the lawsuit.